Label	Element	Value
NYLI VP Floating Rate Portfolio
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated March 6, 2026 (“Supplement”) to the
Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”),
each dated May 1, 2025, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

The Board of Trustees of New York Life Investments VP Funds Trust (the “Trust”) considered and approved the following changes which will take place on or around May 1, 2026 unless otherwise disclosed below:

1. The name of the Trust will change to NYLIM VP Funds Trust.

2. The name of each Portfolio of the Trust will change as follows:

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
NYLI VP American Century Sustainable Equity Portfolio	NYLIM VP American Century Large Cap Equity Portfolio
NYLI VP Balanced Portfolio	NYLIM VP Balanced Portfolio
NYLI VP Bond Portfolio	NYLIM VP Bond Portfolio
NYLI VP Candriam Emerging Markets Equity Portfolio	NYLIM VP Candriam Emerging Markets Equity Portfolio
NYLI VP CBRE Global Infrastructure Portfolio	NYLIM VP CBRE Global Infrastructure Portfolio
NYLI VP Conservative Allocation Portfolio	NYLIM VP Conservative Allocation Portfolio
NYLI VP Dimensional U.S. Equity Portfolio	NYLIM VP Dimensional U.S. Equity Portfolio
NYLI VP Epoch U.S. Equity Yield Portfolio	NYLIM VP Epoch U.S. Equity Yield Portfolio
NYLI VP Equity Allocation Portfolio	NYLIM VP Equity Allocation Portfolio
NYLI VP Fidelity Institutional AM® Utilities Portfolio	NYLIM VP Fidelity Institutional AM® Utilities Portfolio
NYLI VP Floating Rate Portfolio	NYLIM VP Floating Rate Portfolio
NYLI VP Growth Allocation Portfolio	NYLIM VP Growth Allocation Portfolio
NYLI VP Hedge Multi-Strategy Portfolio	NYLIM VP Hedge Multi-Strategy Portfolio
NYLI VP Income Builder Portfolio	NYLIM VP Income Builder Portfolio
NYLI VP Janus Henderson Balanced Portfolio	NYLIM VP Janus Henderson Balanced Portfolio
NYLI VP MacKay Convertible Portfolio	NYLIM VP MacKay Convertible Portfolio
NYLI VP MacKay High Yield Corporate Bond Portfolio	NYLIM VP MacKay High Yield Corporate Bond Portfolio
NYLI VP MacKay Strategic Bond Portfolio	NYLIM VP MacKay Strategic Bond Portfolio
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio
NYLI VP MFS® Investors Trust Portfolio	NYLIM VP MFS® Investors Trust Portfolio

CURRENT PORTFOLIO NAME	NEW PORTFOLIO NAME
NYLI VP MFS® Research Portfolio	NYLIM VP MFS® Research Portfolio
NYLI VP Moderate Allocation Portfolio	NYLIM VP Moderate Allocation Portfolio
NYLI VP Natural Resources Portfolio	NYLIM VP Natural Resources Portfolio
NYLI VP Newton Technology Growth Portfolio	NYLIM VP Newton Technology Growth Portfolio
NYLI VP PIMCO Real Return Portfolio	NYLIM VP PIMCO Real Return Portfolio
NYLI VP PineStone International Equity Portfolio	NYLIM VP PineStone International Equity Portfolio
NYLI VP Schroders Mid Cap Opportunities Portfolio	NYLIM VP Schroders Mid Cap Opportunities Portfolio
NYLI VP S&P 500 Index Portfolio	NYLIM VP S&P 500 Index Portfolio
NYLI VP Small Cap Growth Portfolio	NYLIM VP Small Cap Growth Portfolio
NYLI VP U.S. Government Money Market Portfolio	NYLIM VP U.S. Government Money Market Portfolio
NYLI VP Wellington Growth Portfolio	NYLIM VP Wellington Growth Portfolio
NYLI VP Wellington Small Cap Portfolio	NYLIM VP Wellington Small Cap Portfolio
NYLI VP Winslow Large Cap Growth Portfolio	NYLIM VP Winslow Large Cap Growth Portfolio

3. NYLI VP Hedge Multi-Strategy Portfolio. Effective on or about August 28, 2026, the underlying index of this Portfolio will be renamed NYLIM Hedge Multi-Strategy Index.

[End of Supplement Data]

Risk/Return [Heading]	oef_RiskReturnHeading	NYLI VP Floating Rate Portfolio